Provisions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions
Schedule of changes in provisions

	Employee	Rehabilitation
US$ thousand	entitlements	costs	Other	Total
January 1, 2023	$14,277	$43,868	$53	$58,198
Utilised	(1,775)	—	—	(1,775)
Accretion	—	141	—	141
Effect of foreign currency exchange movements	(166)	73	(1)	(94)
Net book value March 31, 2023	$12,336	$44,082	$52	$56,470

Current	$11,548	$270	$52	$11,870
Non-current	788	43,812	—	44,600
Net book value March 31, 2023	$12,336	$44,082	$52	$56,470

	Employee	Rehabilitation
US$ thousand	entitlements	costs	Other	Total
January 1, 2022	16,117	44,023	481	60,621
Utilized	(941)	(166)	—	(1,107)
Released	(55)	—	(430)	(485)
Accretion	—	851	—	851
Additions	—	—	22	22
Effect of foreign currency exchange movements	(844)	(840)	(20)	(1,704)
Net book value December 31, 2022	14,277	43,868	53	58,198
Current	13,467	270	53	13,790
Non-current	810	43,598	—	44,408
Net book value December 31, 2022	14,277	43,868	53	58,198
January 1, 2021	15,220	19,637	564	35,421
Utilized	(1,497)	(135)	(162)	(1,794)
Accretion	—	465	—	465
Additions	2,006	24,056	99	26,161
Effect of foreign currency exchange movements	388	—	(20)	368
Net book value December 31, 2021	16,117	44,023	481	60,621
Current	15,190	54	481	15,725
Non-current	927	43,969	—	44,896
Net book value December 31, 2021	16,117	44,023	481	60,621

	Employee	Rehabilitation
US$thousand	entitlements	costs	Other	Total
January 1, 2021	15,220	19,637	564	35,421
Utilized	(1,497)	(135)	(162)	(1,794)
Accretion	—	465	—	465
Additions	2,006	24,056	99	26,161
Effect of foreign currency exchange movements	388	—	(20)	368
Net book value December 31, 2021	16,117	44,023	481	60,621
Current	15,190	54	481	15,725
Non-current	927	43,969	—	44,896
Net book value December 31, 2021	16,117	44,023	481	60,621
January 1, 2020	13,907	19,142	—	33,049
Utilized	(613)	(405)	(223)	(1,241)
Accretion	—	477	—	477
Additions	612	423	787	1,822
Effect of foreign currency exchange movements	1,314	—	—	1,314
Net book value December 31, 2020	15,220	19,637	564	35,421
Current	14,252	98	564	14,914
Non-current	968	19,539	—	20,507
Net book value December 31, 2020	15,220	19,637	564	35,421